Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Current assets
Cash and cash equivalents		$ 90,107	$ 11,600
Total current assets		90,107	11,600
Non-current assets
Investment in a subsidiary		8	1	8
Total non-current assets		8	1	8
TOTAL ASSETS		90,115	11,601	8
Current liabilities
Amount due to a fellow subsidiary		373,429	48,075	17,872
TOTAL LIABILITIES		373,429	48,075	17,872
SHAREHOLDERS’ DEFICIT
Additional paid-in capital		31,196	4,016	31,196
Accumulated other comprehensive losses		(314,510)	(40,490)	(49,060)
Total shareholders’ deficit		(283,314)	(36,474)	(17,864)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		90,115	11,601	8
Class A Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary share value	[1]
Class B Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary share value	[1]

[1]	Retrospectively restated for effect of share recapitalization (Note 1)